Expense Example, No Redemption - FidelityEquityMarketNeutralFund-AMCIZPro - FidelityEquityMarketNeutralFund-AMCIZPro - Fidelity Equity Market Neutral Fund	Apr. 01, 2025 USD ($)
Fidelity Advisor Equity Market Neutral Fund - Class Z
Expense Example, No Redemption:
1 Year	$ 111
3 Years	681
5 Years	1,345
10 Years	3,125
Fidelity Advisor Equity Market Neutral Fund - Class I
Expense Example, No Redemption:
1 Year	116
3 Years	696
5 Years	1,370
10 Years	3,173
Fidelity Advisor Equity Market Neutral Fund - Class M
Expense Example, No Redemption:
1 Year	511
3 Years	1,167
5 Years	1,909
10 Years	3,862
Fidelity Advisor Equity Market Neutral Fund - Class A
Expense Example, No Redemption:
1 Year	708
3 Years	1,302
5 Years	1,983
10 Years	3,788
Fidelity Advisor Equity Market Neutral Fund - Class C
Expense Example, No Redemption:
1 Year	217
3 Years	994
5 Years	1,855
10 Years	$ 3,918